Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of outstanding non-cancelable purchase obligations

Amount
2022	$1,451
2023	1,202
2024	1,414
2025	1,676
2026	1,976
Total	$7,719